                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-1

                                DECEMBER 31, 1998
                                  ANNUAL REPORT

                          SEPARATE ACCOUNT VA-1 FUNDING
                                THE CHAIRMAN-TM-
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      ANNUAL REPORT DATED DECEMBER 31, 1998

--------------------------------------------------------------------------------

                                DECEMBER 31, 1998

                                 ANNUAL REPORTS

                        VARIABLE INSURANCE PRODUCTS FUND

                       VARIABLE INSURANCE PRODUCTS FUND II

               PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109

                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                          Boston, Massachusetts 02116

                        ANNUAL REPORTS DECEMBER 31, 1998

The Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------
This Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
DECEMBER 31, 1998


                                                                       VARIABLE INSURANCE PRODUCTS FUND
                                           -----------------------------------------------------------------------------------------
                                                   VIP                VIP                                                VIP
                                                  MONEY             EQUITY-            VIP              VIP             HIGH
                                                  MARKET            INCOME            GROWTH          OVERSEAS         INCOME
ASSETS                                           DIVISION          DIVISION          DIVISION         DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                       $    8,701,049      $   20,127,458   $  17,527,119     $   2,378,108   $    2,766,415
Dividends receivable                               32,492                   -               -                 -                -
Due from (to) general account                         437                 772             673               318              (19)
                                           -----------------------------------------------------------------------------------------

NET ASSETS                                 $    8,733,978      $   20,128,230   $  17,527,792     $   2,378,426   $    2,766,396
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------



Unit value, at December 31, 1998           $         5.34      $         6.73   $        7.94     $        6.20   $         5.54
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------

Units outstanding, at December 31, 1998         1,634,822           2,991,972       2,207,408           383,712          499,418
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------

Cost of investments                        $    8,701,049      $   18,944,344   $  14,509,323     $   2,322,070   $    3,000,657
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998


                                                             VARIABLE INSURANCE PRODUCTS FUND II
                                           -----------------------------------------------------------------------
                                                 VIPII              VIPII           VIPII               VIPII            MFS
                                              INVESTMENT            ASSET           INDEX              CONTRA-         EMERGING
                                              GRADE BOND           MANAGER           500                FUND            GROWTH
ASSETS                                         DIVISION            DIVISION        DIVISION           DIVISION         DIVISION
                                           -----------------------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                       $    3,408,186      $    5,444,951   $  26,019,563     $  11,818,212   $   11,991,031
Dividends receivable                                    -                   -               -                 -                -
Due from (to) general account                         (80)                208             998               453              460
                                           -----------------------------------------------------------------------------------------

NET ASSETS                                 $    3,408,106      $    5,445,159   $  26,020,561     $  11,818,665   $   11,991,491
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------



Unit value, at December 31, 1998           $         5.70      $         6.64   $        8.07     $        7.62   $         7.48
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------

Units outstanding, at December 31, 1998           598,142             820,384       3,224,829         1,551,801        1,603,087
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------

Cost of investments                        $    3,304,970      $    5,123,856   $  22,206,009     $   9,995,665   $    9,943,378
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998


                                                                          MFS VARIABLE INSURANCE TRUST
                                           -----------------------------------------------------------------------------------------
                                                                     MFS
                                                   MFS              GROWTH          MFS              MFS              MFS
                                                 RESEARCH        WITH INCOME    TOTAL RETURN       UTILITIES          VALUE
ASSETS                                           DIVISION          DIVISION       DIVISION          DIVISION         DIVISION
                                           -----------------------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                       $  15,385,248       $   10,050,682   $  14,747,684     $   6,360,777   $    4,730,214
Dividends receivable                                   -                    -               -                 -                -
Due from (to) general account                        590                  386             565               244              260
                                           -----------------------------------------------------------------------------------------

NET ASSETS                                 $  15,385,838       $   10,051,068   $  14,748,249     $   6,361,021   $    4,730,474
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------



Unit value, at December 31, 1998           $        6.95       $         7.51   $        6.43     $        7.04   $         7.59
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------

Units outstanding, at December 31, 1998        2,214,458            1,338,496       2,294,198           903,586          623,561
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------

Cost of investments                        $  13,593,484       $    8,958,122   $  13,776,846     $   5,860,204   $    4,225,853
                                           -----------------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998


                                                                       VARIABLE INSURANCE PRODUCTS FUND
                                               -------------------------------------------------------------------------------------
                                                      VIP              VIP                                               VIP
                                                     MONEY           EQUITY-            VIP              VIP            HIGH
                                                     MARKET          INCOME           GROWTH          OVERSEAS         INCOME
                                                    DIVISION        DIVISION         DIVISION         DIVISION        DIVISION
                                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
 Dividends                                       $   273,178     $     96,737     $     27,383    $     22,675     $     94,119
 Capital gains distributions                               -          344,271          716,274          66,830           59,805
Expenses
 Mortality and expense risk charge                    71,033          175,737          141,890          39,051           27,048
                                               -------------------------------------------------------------------------------------
Net investment income (expense)                      202,145          265,271          601,767          50,454          126,876

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss)                                  -           55,848           88,948         (30,975)          (3,120)
 Net unrealized appreciation (depreciation)
      Beginning of  year                                   -          181,643           (7,936)        (47,635)          42,794
      End of year                                          -        1,183,114        3,017,796          56,038         (234,242)
                                               -------------------------------------------------------------------------------------

Net change in unrealized appreciation
  (depreciation) during the year                           -        1,001,471        3,025,732         103,673         (277,036)
                                               -------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                             -         1,057,319        3,114,680          72,698         (280,156)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                $   202,145     $  1,322,590     $  3,716,447    $    123,152     $   (153,280)
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1998


                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                               --------------------------------------------------------------------
                                                      VIPII          VIPII            VIPII          VIPII               MFS
                                                   INVESTMENT        ASSET            INDEX         CONTRA-           EMERGING
                                                   GRADE BOND       MANAGER            500            FUND             GROWTH
                                                    DIVISION        DIVISION         DIVISION       DIVISION          DIVISION
                                               ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends                                   $     23,299          57,958     $      63,920    $     22,244     $          -
    Capital gains distributions                        2,764         173,875           148,050         163,653           35,970
Expenses
    Mortality and expense risk charge                 21,668          47,227           191,526          87,340           84,408
                                               ------------------------------------------------------------------------------------
Net investment income (expense)                        4,395         184,606            20,444          98,557          (48,438)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss)                            11,687          17,120           117,249          35,537           63,281
  Net unrealized appreciation (depreciation)
       Beginning of year                              10,658          38,856           146,733          12,404             (379)

       End of year                                   103,216         321,095         3,813,554       1,822,547        2,047,653
                                               ------------------------------------------------------------------------------------

Net change in unrealized appreciation
 (depreciation) during the year                       92,558         282,239         3,666,821       1,810,143        2,048,032
                                               ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                         104,245         299,359         3,784,070       1,845,680        2,111,313
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $    108,640         483,965     $   3,804,514    $  1,944,237     $  2,062,875
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1998


                                                                              MFS VARIABLE INSURANCE TRUST
                                                ------------------------------------------------------------------------------------
                                                                        MFS               MFS
                                                       MFS             GROWTH            TOTAL              MFS              MFS
                                                    RESEARCH        WITH INCOME          RETURN          UTILITIES          VALUE
                                                    DIVISION          DIVISION          DIVISION         DIVISION         DIVISION
                                                ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
  Dividends                                      $      12,306     $           -     $     89,940     $     20,082     $      5,726
  Capital gains distributions                          161,384                 -          105,751           91,306            3,925
Expenses
  Mortality and expense risk charge                    131,242            63,989          129,148           29,190           18,303
                                                ------------------------------------------------------------------------------------
Net investment income (expense)                         42,448           (63,989)          66,543           82,198           (8,652)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss)                              74,106            48,058           39,797           15,718           (6,658)
  Net unrealized appreciation (depreciation)
      Beginning of year                                 13,147             9,772          131,700           70,551          (65,257)

      End of year                                    1,791,764         1,092,560          970,838          500,573          504,361
                                                ------------------------------------------------------------------------------------

Net change in unrealized appreciation
    (depreciation) during the year                   1,778,617         1,082,788          839,138          430,022          569,618
                                                ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                      1,852,723         1,130,846          878,935          445,740          562,960
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                              $   1,895,171     $   1,066,857     $    945,478     $    527,938     $    554,308
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                              --------------------------------------------------------------------------------------
                                                     VIP                VIP                                                 VIP
                                                    MONEY             EQUITY-            VIP               VIP             HIGH
                                                    MARKET            INCOME            GROWTH           OVERSEAS         INCOME
YEAR ENDED DECEMBER 31, 1998                       DIVISION          DIVISION          DIVISION          DIVISION        DIVISION
                                              --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)            $      202,145     $      265,271    $     601,767    $       50,454    $     126,876
   Net realized gain (loss) on investments                 -             55,848           88,948           (30,975)          (3,120)
   Net change in unrealized appreciation
     (depreciation) on investments                         -          1,001,471        3,025,732           103,673         (277,036)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                        202,145          1,322,590        3,716,447           123,152         (153,280)
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                 11,856,144         13,160,027        9,367,089         1,443,315        2,058,439
   Withdrawals                                      (352,036)          (569,468)        (562,277)          (65,740)         (38,135)
   Transfers between Separate Account
     VA-1 divisions, net                          (5,106,319)           554,939          737,303          (197,054)        (197,465)
                                              --------------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                           6,397,789         13,145,498        9,542,115         1,180,521        1,822,839
                                              --------------------------------------------------------------------------------------
Increase in net assets                             6,599,934         14,468,088       13,258,562         1,303,673        1,669,559
Net assets, beginning of year                      2,134,044          5,660,142        4,269,230         1,074,753        1,096,837
                                              --------------------------------------------------------------------------------------
Net assets, end of year                       $    8,733,978     $   20,128,230    $  17,527,792    $    2,378,426    $   2,766,396
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

FOR THE PERIOD FROM FEBRUARY 28, 1997
(DATE OF INCEPTION) TO DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)            $       33,936     $      (21,790)   $     (14,200)   $       (5,551)   $      (4,705)
   Net realized gain on investments                        -              7,054           19,623             4,079            1,744
   Net change in unrealized appreciation
     (depreciation) on investments                         -            181,643           (7,936)          (47,635)          42,794
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
     operations                                       33,936            166,907           (2,513)          (49,107)          39,833
FROM CONTRACT RELATED TRANSACTIONS:
     Net contract purchase payments                3,051,376          5,425,325        4,237,375         1,070,074        1,058,464
     Withdrawals                                      (6,825)           (47,105)         (25,073)           (1,162)            (500)
     Transfers between Separate Account
      VA-1 divisions, net                           (944,443)           115,015           59,441            54,948             (960)
                                              --------------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                           2,100,108          5,493,235        4,271,743         1,123,860        1,057,004
                                              --------------------------------------------------------------------------------------
Increase in net assets                             2,134,044          5,660,142        4,269,230         1,074,753        1,096,837
Net assets, beginning of period                            -                  -                -                 -                -
                                              --------------------------------------------------------------------------------------
Net assets, end of period                     $    2,134,044     $    5,660,142    $   4,269,230    $    1,074,753    $   1,096,837
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                               VARIABLE INSURANCE PRODUCTS FUND II
                                              --------------------------------------------------------------------
                                                     VIPII           VIPII           VIPII            VIPII             MFS
                                                  INVESTMENT         ASSET           INDEX           CONTRA-          EMERGING
                                                  GRADE BOND        MANAGER           500             FUND             GROWTH
YEAR ENDED DECEMBER 31, 1998                       DIVISION        DIVISION         DIVISION        DIVISION          DIVISION
                                              --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)           $        4,395   $     184,606    $       20,444    $     98,557    $     (48,438)
    Net realized gain (loss) on investments           11,687          17,120           117,249          35,537           63,281
    Net change in unrealized appreciation
      (depreciation) on investments                   92,558         282,239         3,666,821       1,810,143        2,048,032
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                       108,640         483,965         3,804,514       1,944,237        2,062,875
FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                 2,886,571       3,816,140        17,267,124       7,275,556        7,611,963
    Withdrawals                                     (119,470)       (124,688)         (561,189)       (220,074)        (227,264)
    Transfers between Separate Account
      VA-1 divisions, net                            149,361         (51,516)        1,284,744         292,732          436,324
                                              --------------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                           2,916,462       3,639,936        17,990,679       7,348,214        7,821,023
                                              --------------------------------------------------------------------------------------
Increase in net assets                             3,025,102       4,123,901        21,795,193       9,292,451        9,883,898
Net assets, beginning of year                        383,004       1,321,258         4,225,368       2,526,214        2,107,593
                                              --------------------------------------------------------------------------------------
Net assets, end of year                       $    3,408,106   $   5,445,159    $   26,020,561    $ 11,818,665    $  11,991,491
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

FOR THE PERIOD FROM FEBRUARY 28, 1997
(DATE OF INCEPTION) TO DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)           $       (1,400)  $      (5,278)   $      (16,370)   $     (9,586)   $     (11,724)
    Net realized gain on investments                     146           4,336            14,060          14,623           21,859
    Net change in unrealized appreciation
      (depreciation) on investments                   10,658          38,856           146,733          12,404             (379)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                         9,404          37,914           144,423          17,441            9,756
FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                   357,852       1,306,246         3,951,222       2,432,361        2,064,214
    Withdrawals                                         (312)           (846)          (15,675)         (6,995)          (6,359)
    Transfers between Separate Account
      VA-1 divisions, net                             16,060         (22,056)          145,398          83,407           39,982
                                              --------------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                             373,600       1,283,344         4,080,945       2,508,773        2,097,837
                                              --------------------------------------------------------------------------------------
Increase in net assets                               383,004       1,321,258         4,225,368       2,526,214        2,107,593
Net assets, beginning of period                            -               -                 -               -                -
                                              --------------------------------------------------------------------------------------
Net assets, end of period                     $      383,004   $   1,321,258    $    4,225,368    $  2,526,214    $   2,107,593
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                             MFS VARIABLE INSURANCE TRUST
                                              --------------------------------------------------------------------------------------
                                                                      MFS              MFS
                                                    MFS             GROWTH            TOTAL              MFS              MFS
                                                  RESEARCH        WITH INCOME         RETURN          UTILITIES          VALUE
YEAR ENDED DECEMBER 31, 1998                      DIVISION         DIVISION          DIVISION         DIVISION          DIVISION
                                              --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)            $       42,448   $      (63,989)  $        66,543     $      82,198     $      (8,652)
   Net realized gain (loss ) on investments           74,106           48,058            39,797            15,718            (6,658)
   Net change in unrealized appreciation
      (depreciation) on investments                1,778,617        1,082,788           839,138           430,022           569,618
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      1,895,171        1,066,857           945,478           527,938           554,308
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                  9,304,712        7,103,204         9,969,517         4,447,436         3,498,061
   Withdrawals                                      (354,707)        (193,536)         (288,075)          (94,887)         (154,469)
   Transfers between Separate Account
     VA-1 divisions, net                             158,605          684,133           531,659           568,287           227,972
                                              --------------------------------------------------------------------------------------
Net increase in net assets from contract
   related transactions                            9,108,610        7,593,801        10,213,101         4,920,836         3,571,564
                                              --------------------------------------------------------------------------------------
Increase in net assets                            11,003,781        8,660,658        11,158,579         5,448,774         4,125,872
Net assets, beginning of year                      4,382,057        1,390,410         3,589,670           912,247           604,602
                                              --------------------------------------------------------------------------------------
Net assets, end of year                       $   15,385,838   $   10,051,068   $    14,748,249     $   6,361,021     $   4,730,474
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

FOR THE PERIOD FROM FEBRUARY 28, 1997
(DATE OF INCEPTION) TO DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)            $      (20,141)  $       27,416   $       (13,566)    $      (3,183)    $      77,282
   Net realized gain on investments                    7,944            9,844            10,482               380            12,630
   Net change in unrealized appreciation
      (depreciation) on investments                   13,147            9,772           131,700            70,551           (65,257)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                            950           47,032           128,616            67,748            24,655
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                  4,376,126        1,342,706         3,492,360           844,009           540,032
   Withdrawals                                       (16,740)          (6,853)           (8,529)             (726)             (957)
    Transfers between Separate Account
      VA-1 divisions, net                             21,721            7,525           (22,777)            1,216            40,872
                                              --------------------------------------------------------------------------------------
Net increase in net assets from contract
   related transactions                            4,381,107        1,343,378         3,461,054           844,499           579,947
                                              --------------------------------------------------------------------------------------
Increase in net assets                             4,382,057        1,390,410         3,589,670           912,247           604,602
Net assets, beginning of period                            -                -                 -                 -                 -
                                              --------------------------------------------------------------------------------------
Net assets, end of period                     $    4,382,057   $    1,390,410   $     3,589,670     $     912,247     $     604,602
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company.
    American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

    The Account was established by American Franklin to support the operations of American Franklin's The Chairman(TM) Combination Fixed and Variable Annuity Contracts (the Contracts).

    Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business American Franklin may conduct.

    The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies of the Account are as follows:

    Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Account shares are determined based on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

3.  SALES AND ADMINISTRATIVE CHARGES

    Certain jurisdictions require that deductions be made from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin makes a charge of $30against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin will make charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $1,271,400 and $148,200 for the year ended December 31, 1998 and the period from February 28, 1997 (date of inception) to December 31, 1997, respectively.

    American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4. SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS Unit value information and a summary of changes in outstanding units is shown below:


                                                                      VARIABLE INSURANCE PRODUCTS FUND
                                              -------------------------------------------------------------------------------
                                                  VIP           VIP                                                 VIP
                                                 MONEY         EQUITY-           VIP               VIP              HIGH
                                                 MARKET        INCOME           GROWTH           OVERSEAS          INCOME
YEAR ENDED DECEMBER 31, 1998                    DIVISION      DIVISION         DIVISION          DIVISION         DIVISION
                                              -------------------------------------------------------------------------------
Unit value, beginning of year                    $  5.14       $  5.99          $  5.65           $  5.54          $ 5.89
                                              -------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------
Unit value, end of year                          $  5.34       $  6.73          $  7.94           $  6.20          $ 5.54
                                              -------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                              415,509       945,566          755,694           193,892         186,285
Net contract purchase payments                 2,254,703     2,052,756        1,427,556           238,271         348,659
Withdrawals                                      (66,473)      (89,500)         (81,680)          (10,792)         (6,632)
Transfers between Separate Account
 VA-1 divisions, net                            (968,917)       83,150          105,838           (37,659)        (28,894)
                                              -------------------------------------------------------------------------------
Number of units outstanding,
    end of year                                1,634,822     2,991,972        2,207,408           383,712         499,418
                                              -------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------


FOR THE PERIOD FROM FEBRUARY 28, 1997
(DATE OF INCEPTION) TO DECEMBER 31, 1997
Unit value, beginning of period                  $  5.00       $  5.00          $  5.00           $  5.00         $  5.00
                                              -------------------------------------------------------------------------------
Unit value, end of period                        $  5.14       $  5.99          $  5.65           $  5.54         $  5.89
                                              -------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------
Number of units outstanding,
  beginning of period                                  -             -                -                 -               -
Net contract purchase payments                   602,404       934,067          749,740           184,417         186,518
Withdrawals                                       (1,332)       (8,001)          (4,373)             (206)            (85)
Transfers between Separate Account
  VA-1's Divisions, net                         (185,563)       19,500           10,327             9,681            (148)
                                              -------------------------------------------------------------------------------
Number of units outstanding,
    end of period                                415,509      7945,566          755,694           193,892         186,285
                                              -------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4. SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued) Unit value information and a summary of changes in outstanding units is shown below:


                                                              VARIABLE INSURANCE PRODUCTS FUND II
                                              ------------------------------------------------------------------
                                                  VIPII            VIPII             VIPII           VIPII           MFS
                                                INVESTMENT         ASSET             INDEX          CONTRA-        EMERGING
                                                GRADE BOND        MANAGER             500             FUND          GROWTH
YEAR ENDED DECEMBER 31, 1998                     DIVISION        DIVISION          DIVISION         DIVISION       DIVISION
                                              ---------------------------------------------------------------------------------
Unit value, beginning of year                     $ 5.32          $ 5.78            $ 6.21           $ 5.83         $ 5.50
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of year                           $ 5.70          $ 6.64            $ 8.07           $ 7.62         $ 7.48
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                               71,989         228,526           680,587          433,486        383,222
Net contract purchase payments                   520,769         619,396         2,444,038        1,108,876      1,191,562
Withdrawals                                      (21,276)        (20,250)          (77,752)         (33,774)       (35,893)
Transfers between Separate Account
    VA-1 divisions, net                           26,660          (7,288)          177,956           43,213         64,196
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
   end of year                                   598,142         820,384         3,224,829        1,551,801      1,603,087
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

FOR THE PERIOD FROM FEBRUARY 28, 1997
(DATE OF INCEPTION) TO DECEMBER 31, 1997
Unit value, beginning of period                  $  5.00         $  5.00           $  5.00          $  5.00        $  5.00
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of period                        $  5.32         $  5.78           $  6.21          $  5.83        $  5.50
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  beginning of period                                  -               -                 -                -              -
Net contract purchase payments                    69,000         233,481           660,464          420,462        377,275
Withdrawals                                          (59)           (146)           (2,563)          (1,189)        (1,139)
Transfers between Separate Account
  VA-1's Divisions, net                            3,048          (4,809)           22,686           14,213          7,086
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
    end of period                                 71,989         228,526           680,587          433,486        383,222
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4. SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued) Unit value information and a summary of changes in outstanding units is shown below:


                                                                         MFS VARIABLE INSURANCE TRUST
                                              ---------------------------------------------------------------------------------
                                                                   MFS             MFS
                                                   MFS           GROWTH           TOTAL              MFS                MFS
                                                RESEARCH       WITH INCOME        RETURN           UTILITIES           VALUE
YEAR ENDED DECEMBER 31, 1998                    DIVISION         DIVISION        DIVISION          DIVISION           DIVISION
                                              ---------------------------------------------------------------------------------
Unit value, beginning of year                     $5.61          $6.09             $5.73             $6.01              $5.99
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of year                           $6.95          $7.51             $6.43             $7.04              $7.59
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                             780,716        228,416           626,024           151,829            100,943
Net contract purchase payments                1,470,024      1,039,794         1,629,993           678,587            513,502
Withdrawals                                     (56,418)       (27,958)          (46,902)          (14,429)           (21,848)
Transfers between Separate Account
    VA-1 divisions, net                          20,136         98,244            85,083            87,599             30,964
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
   end of year                                2,214,458      1,338,496         2,294,198           903,586            623,561
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

FOR THE PERIOD FROM FEBRUARY 28, 1997
(DATE OF INCEPTION) TO DECEMBER 31, 1997
Unit value, beginning of period                   $5.00          $5.00             $5.00             $5.00              $5.00
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of period                         $5.61          $6.09             $5.73             $6.01              $5.99
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  beginning of period                                 -              -                 -                 -                  -
Net contract purchase payments                  780,936        229,569           632,529           151,754             94,256
Withdrawals                                      (2,963)        (1,141)           (1,523)             (126)              (165)
Transfers between Separate Account
  VA-1 Divisions, net                             2,743            (12)           (4,982)              201              6,852
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
    end of period                               780,716        228,416           626,024           151,829            100,943
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

5.  REMUNERATION OF MANAGEMENT
    The Account incurs no liability or expense for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.  YEAR 2000 (UNAUDITED)

    INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

    While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of American Franklin's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

    THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness. American Franklin has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies;
    (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation will be completed during first quarter 1999 as part of American Franklin's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, American Franklin's testing activities will extend through 1999.

    CONTINGENCY PLANS. American Franklin has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. American Franklin is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

    RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, American Franklin believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If conversion of American Franklin's internal systems is not completed on a timely basis (due to non-performance by significant

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

    third party-vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing American Franklin's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

    COSTS. Through December 31, 1998, American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the divisions of the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, The American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with The American Franklin's normal accounting policies.

                        REPORT OF INDEPENDENT AUDITORS




Board of Directors
The American Franklin Life Insurance Company
Contractowners of Separate Account VA-1


We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value Divisions) as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1998, and for the period from February 28, 1997 (date of inception) to December 31, 1997. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 1998, and the results of their operations for the year then ended and changes in net assets for the year ended December 31, 1998 and the period from February 28, 1997 (date of inception) to December 31, 1997 in conformity with generally accepted accounting principles.




                                      /s/ Ernst & Young LLP




Chicago, Illinois
February 12, 1999